Related Party Transactions - Narrative and Other (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions
Allocation of operating expenses	$ 38,000,000.0	$ 45,000,000.0	$ 46,200,000
Reserve for life-contingent contract benefits	2,698,383,000	2,411,809,000
Commission and other distribution expense	380,000	317,000	215,000
Marketing and advertising expense	9,000	3,000	5,000
Ceded premiums earned	10,004,000	10,600,000	11,054,000
Carrying value of structured settlement reinsurance treaty	313,900,000	231,500,000
Investments	6,313,700,000	6,095,981,000
Allstate Insurance Company
Related Party Transactions
Reserve for life-contingent contract benefits	1,580,000,000	1,420,000,000
Allstate Life Insurance Company
Related Party Transactions
Reserve for life-contingent contract benefits	557,200,000	559,500,000
Ceded premiums earned	3,300,000	4,200,000	3,400,000
Proceeds from related party, structured settlement	21,700,000	1,000,000.0	$ 0
Investments	1,560,000,000	1,450,000,000
Intercompany loan agreement
Related Party Transactions
Amount available for borrowings under the agreement	1,000,000,000.00
Amount of loan outstanding under agreement	$ 0	$ 0